Long Term Debt (Tables)	12 Months Ended
Sep. 30, 2015
Debt Disclosure [Abstract]
Senior Notes, MTN And Private Placement Notes Outstanding
The following tables show the outstanding notes as of September 30, 2015 and 2014.

Senior Notes, MTNs and Private Placement Notes Outstanding
($ In millions)	WGL(a)	Washington Gas	Total Consolidated
September 30, 2015
Long-term notes(b)	$250.0	$721.0	$971.0
Weighted average interest rate	3.66%	5.58%	5.08%
September 30, 2014
Long-term notes(b)	$—	$691.0	$691.0
Weighted average interest rate	n/a	5.65%	5.65%
(a) WGL includes WGL Holdings and all subsidiaries other than Washington Gas.
(b) Includes Senior Notes for WGL and both MTNs and private placement notes for Washington Gas. Represents face value including current maturities.

Senior Notes, MTN and Private Placement Issuances and Retirements
The following tables show senior notes, MTN and private placement issuances and retirements for the years ended September 30, 2015 and 2014.

Senior Notes, MTNs and Private Placement Issuances and Retirements
($ In millions)	Principal(b)	Interest Rate	Effective Cost(c)	Nominal Maturity Date
Year Ended September 30, 2015
WGL(a)
Issuances:
10/24/2014	$100.0	2.25%	2.42%	11/1/2019
10/24/2014	125.0	4.60%	5.11%	11/1/2044
12/16/2014	25.0	4.60%	5.53%	11/1/2044
Total	$250.0
Washington Gas
Issuances:
12/15/2014	$50.0	4.24%	4.41%	12/15/2044
Total	50.0
Total consolidated issuances	$300.0
Washington Gas
Retirements:
8/9/2015	$20.0	4.83%		8/9/2015
Total	$20.0
Year Ended September 30, 2014
Washington Gas
Issuances:
12/5/2013	$75.0	5.00%	4.95%	12/15/2043
9/12/2014	100.0	4.22%	4.27%	9/15/2044
Total	$175.0
Retirements:
11/7/2013	$37.0	4.88%		11/7/2013
9/10/2014	30.0	5.17%		9/10/2014
Total	$67.0

(a) WGL includes WGL Holdings and all subsidiaries other than Washington Gas.
(b) Represents face amount.
(c) The estimated effective cost of the issued notes, including consideration of issuance fees and hedge costs.

Long Term Debt Maturities
Maturities of long-term debt for each of the next five fiscal years and thereafter as of September 30, 2015 are summarized in the following table.

Long-Term Debt Maturities(a)
(In millions)	WGL(b)	Washington Gas	Total
2016	$—	$25.0	$25.0
2017	—	—	—
2018	—	—	—
2019	—	50.0	50.0
2020	100.0	50.0	150.0
Thereafter	150.0	596.0	746.0
Total	$250.0	$721.0	$971.0
Less: current maturities	—	25.0	25.0
Total non-current	$250.0	$696.0	$946.0

(a)Excludes unamortized discounts of $1.7 million and $0.1 million at September 30, 2015, for WGL and Washington Gas, respectively.
(b)WGL includes WGL Holdings and all subsidiaries other than Washington Gas.